SCHEDULE OF DUES TO RELATED PARTIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Chinese Top Asset Management Holdings Limited [Member]
Related Party Transaction [Line Items]
Total due to related parties	$ 21,800,000	$ 21,800,000
Bukit Jalil Global Investment Ltd [Member]
Related Party Transaction [Line Items]
Total due to related parties	1,920,924
Mr. Lim Chun Yen [Member]
Related Party Transaction [Line Items]
Total due to related parties	1,085,867	1,041,846
Ms. Hung Kwan Chen [Member]
Related Party Transaction [Line Items]
Total due to related parties	659,707	590,223
Mr. Kueh Jing Tuang [Member]
Related Party Transaction [Line Items]
Total due to related parties	388,184	466,292
General Analytics Limited [Member]
Related Party Transaction [Line Items]
Total due to related parties	233,300	233,300
Ms. Chia Li Noi [Member]
Related Party Transaction [Line Items]
Total due to related parties	2,000
Mr. Ban Soon Hoe [Member]
Related Party Transaction [Line Items]
Total due to related parties	2,000
Ms. Ooi Bee Lian [Member]
Related Party Transaction [Line Items]
Total due to related parties	2,000
Prime King Investment Limited [Member]
Related Party Transaction [Line Items]
Total due to related parties		5,000
Related Party [Member]
Related Party Transaction [Line Items]
Total due to related parties	$ 26,093,982	$ 24,136,661